Equity (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Equity [Line Items]
Ordinary shares authorized	200,000,000	200,000,000
Ordinary shares issued	20,000,000	20,000,000
Ordinary shares outstanding	20,000,000	20,000,000
Statutory surplus reserve	50.00%
Net assets (in Dollars)	$ 1,441,960
Statutory Reserve [Member]
Equity [Line Items]
Statutory surplus reserve	10.00%